BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Revenue and expense recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reclassification adjustments for amounts recognized in net income	$ 43	$ (39)	$ 7
Energy derivative contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reclassification adjustments for amounts recognized in net income	(37)
Renewable Credits | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 183	$ 164	$ 114